Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill.
Goodwill

(15) Goodwill

	2021	2020	2019
Balances at beginning of the year	$1,650,716	1,578,994	1,631,771
Foreign currency effects	37,891	71,722	(52,777)
Balances at end of year	$1,688,607	1,650,716	1,578,994

The recoverable amount of the cash-generating unit is determined based on a calculation of its value in use, which uses projections of the estimated cash flows based on financial budgets approved by Management for a determined projection period, which are discounted using an annual discount rate.

Projections of the cash flows during the budgeted period are based on sales projections which include increases due to inflation, as well as the projection of expected gross margins and operating margins during the budgeted period. Cash flows that exceed such period are extrapolated using an annual stable growth rate, which is the long-term weighted average growth rate for the market in which the cash-generating unit operates. For the years ended December 31, 2021, 2020, and 2019, no goodwill impairment loss was determined.

The assumptions and balances of each cash-generating unit are as follows:

	2021
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.63%	3.00%
Campi	88,015	5	12.63%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	68,019	5	3.26%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	114,851	5	3.26%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,204,889	5	10.00%	3.40%
	$1,688,607

	2020
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.95%	3.00%
Campi	88,015	5	12.95%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	66,162	5	3.43%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	111,715	5	3.43%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,171,991	5	3.43%	0.00%
	$1,650,716

	2019
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.84%	3.00%
Campi	88,015	5	12.84%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	62,647	5	5.22%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	105,780	5	5.22%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,109,719	5	5.22%	0.00%
	$1,578,994

As of December 31, 2021, the percentage by which the recoverable amount of each cash-generating unit exceeds its carrying amount is shown below:

Cash-generating unit	%
Bachoco - Istmo and Peninsula regions	49%
Campi	130%
Ok Farms- Morris Hatchery Inc. Arkansas	183%
Ok Farms- Morris Hatchery Inc. Georgia	60%
Ok Foods- Albertville Quality Foods, Inc.	4%

Management considers that any possible reasonable change in the key assumptions (revenue growth rate and annual discount rate), on which the recoverable amount is based, would not cause the carrying amount of the cash-generating units to be less than their recoverable amount.

The Company performed a sensitivity analysis considering a decrease in the revenue growth rate of 200 basis points and an increase of 200 basis points in the annual discount rate, as a result of this analysis, the Company concluded that for all cash-generating units there is no impairment to recognize, except Ok Foods-Albertville Quality Foods, Inc. which would have an impairment.